BABSON
ENTERPRISE
FUND II

Semiannual Report
May 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

Babson Enterprise Fund II has gotten off to a strong start for the first half of fiscal year 1997 relative to the Russell 2000 small capitalization benchmark. For the six month period ended May 31, 1997, the total return (price change and reinvested distributions) of the Fund was 13.9% compared to the 8.4% return of the unmanaged Russell 2000 index of small company stocks.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The economically sensitive sectors in which the Fund is heavily weighted, such as consumer cyclicals, capital goods, and basic materials, have performed well in the current moderate growth, low inflation economic environment. Relative to the rest of the small capitalization market, these sectors continue to trade at extremely attractive valuations despite their strong recent performance. Our value-oriented approach to small company investing continues to identify these sectors as attractive areas for investment, particularly given the strong earnings growth potential of many portfolio companies.

Seven new holdings were added to the Babson Enterprise Fund II portfolio in the first six months of fiscal 1997. AC Nielsen and Information Resources both provide computer-based market research data and analytical services to consumer products manufacturers. Community Trust Bancorporation is a Kentucky-based bank holding company. Halter Marine is a shipbuilder specializing in small and medium-sized oceangoing ships, barges, and tow boats. Interface is the world's largest manufacturer of carpet tiles, and also produces office interior fabrics and specialty chemicals for commercial and institutional clients. Kaman's primary lines of business include industrial distribution and aerospace/defense equipment. Metromail provides marketing-oriented consumer information and reference services to businesses involved in direct mail, telephone and target marketing.

Six positions were liquidated in the first half of fiscal 1997. Armor All Products was sold subsequent to a buyout offer by Clorox. SPX was sold for valuation reasons after a sharp rise in price. Cabot Oil & Gas, Fingerhut, Juno Lighting, and Trinity Industries were liquidated because, in each case, potential for profit margin improvement had diminished and was perceived to be below that of other investment alternatives.

Small capitalization stocks are currently trading at compelling valuations relative to large capitalization stocks, and certain macroeconomic trends are quite positive for the smaller stock sector. The domestic economy continues to grow at a healthy pace which should sustain positive earnings growth comparisons for the generally more economically sensitive small companies. Also, a continued strengthening of the dollar would have a much greater negative effect on large multinational companies' earnings than on smaller companies that are more focused on the domestic market.

Thank you for your interest and participation in Babson Enterprise Fund II. We welcome your questions and comments.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
May 31, 1997 (unaudited)

                                                          MARKET VALUE
SHARES      COMPANY                                        (NOTE 1-A)

COMMON STOCKS - 91.19%
BASIC MATERIALS - 9.55%
   25,100  Brush Wellman Inc.
	   (Supplier of beryllium)                     $       533,375
   46,600  CalMat Co.
	   (Concrete, asphalt and
	   aggregates)                                         926,175
   45,500  Hanna (M.A.) Co.
	   (Polymers and specialty chemical)                 1,052,188
   25,800  Interface, Inc. Cl. A
	   (Commercial carpeting and
            carpet tiles)                                      599,850
   43,999  Mosinee Paper Corp.
	   (Paper and paper products)                        1,193,473
   19,700  Southdown, Inc.
	   (Cement, concrete and
            environmental service)                             795,387
   18,100  U.S. Can Corp.
	   (Aerosol, round, and specialty
            steel containers)                                  294,125
							     5,394,573
CAPITAL GOODS - 14.96%
   25,430  Baldor Electric Co
           (Industrial electric motors)                        712,040
   47,000  BW/IP, Inc.
	   (Industrial pumps, valves
            and seals)                                         898,875
   51,000  Carlisle Companies Inc.
	   (Automotive/industrial products
            and construction materials)                       1,555,50
   40,000  Elsag Bailey Process Automation N.V.
	   (Process control systems)                           625,000
   66,800  Gerber Scientific, Inc.
	   (Computer aided design/
            manufacturing systems)                           1,260,850
   23,100  Kaman Corp. Cl. A
	   (Industrial distribution/
            aerospace products)                                316,181
   55,000  MagneTek, Inc.
	   (Lighting products, electric
            motors and generators)                             962,500
   28,600  Sealright Co.
	   (Packaging products)                                343,200
   28,200  Standard Products Co.
	   (Rubber and plastic products)                       701,475
   38,000  TriMas Corp.
	   (Specialty fasteners/containers)                  1,078,250
							     8,453,871
CONSUMER CYCLICAL - 32.19%
   40,000  AC Nielsen Corp
	   (Consumer product research
            and analysis)                                      675,000
   20,000  Central Newspapers, Inc. Cl. A
           (Newspaper publishing)                            1,210,000
  123,100  Charming Shoppes Inc.
	   (Women's specialty apparel stores)                  646,275
   19,750  Consolidated Stores Corp.
           (Close-out merchandise retailer)                    755,438
   51,000  Duty Free International, Inc.
           (Duty free retailer)                                796,875
   51,100  Huffy Corp.
           (Recreational product manufacturer)                 664,300
   50,000  Information Resources, Inc.
           (Consumer product analytical services)              750,000
   23,500  La-Z Boy Chair Co.
           (Furniture manufacturer)                            807,812
   35,900  Lee Enterprises, Inc.
           (Newspaper publishing:radio, TV)                    906,475
   42,000  Metromail Corp. New
           (Consumer information and
            reference service)                                 924,000
   60,000  Miller (Herman), Inc.
           (Office furniture systems)                        2,145,000
   17,000  National Presto Industries, Inc.
           (Electrical appliances and housewares)              641,750
   51,800  New England Business Service, Inc.
           (Business forms supplier)                         1,508,675
   31,500  Stanhome Inc.
           (Giftware, collectibles
            personal care products)                            988,313
   58,200  Stride Rite Corp.
           (Athletic and casual footwear)                      887,550
   48,200  Sturm, Ruger & Company, Inc.
           (Firearms manufacturer)                             909,775
   51,700  True North Communications, Inc.
           (Advertising)                                     1,027,537
   64,000  Waban Inc.
           (Warehouse club retailer)                         1,944,000
							    18,188,775
CONSUMER STAPLES  - 7.96%
   38,000  Alberto-Culver Co. Cl. A
           (Manufacturer and retailer of
            cosmetics and household products)                  921,500
   61,400  DiMon Inc.
           (Tobacco processor/fresh cut
            flowers distribution)                            1,419,875
   33,000  First Brands Corp.
           (Branded and private label
            consumer products)                                 866,250
   25,000  Hannaford Brothers Co.
           (Supermarket retailer)                              871,875
   26,100  Paragon Trade Brands, Inc
           (Private label disposable diapers)                  420,863
                                                             4,500,363
ENERGY - 6.36%
   35,300  Calenergy, Inc.
           (Geothermal energy power)                         1,456,125
   65,000  Nabors Industries, Inc.
           (Oil and gas drilling)                            1,458,437
   45,000  Quaker State Corp.
           (Motor oil and lubricants)                          680,625
                                                             3,595,187
FINANCIAL - 7.97%
  106,208  Cash America International, Inc.
           (Pawn shop operator)                              1,035,528
   43,730  Commerce Bancorp, Inc. NJ
           (New Jersey bank holding company)                 1,497,753
    3,000  Community Trust Bancorporation, Inc.
           (Kentucky bank holding company)                      75,000
   21,338  First Commercial Corp.
           (Arkansas bank holding company)                     874,858
   40,000  Glendale Federal Bank Federal
           Savings Bank California (Savings and loan)        1,020,000
                                                             4,503,139
MISCELLANEOUS - 2.95%
   63,000  Global Industrial Technologies, Inc.
           (Refractory products, mining
            equipment, specialty tools)                      1,165,500
   21,000  Primark Corp.
           (Information services for
            gov't., financial and weather markets)             498,750
                                                             1,664,250
TECHNOLOGY - 4.46%
   42,900  California Microwave, Inc.
           (Microwave radios for
            wireless communications)                           525,525
   37,400  Octel Communications Corp.
           (Voice information processing
            equipment)                                         719,950
   50,000  Scitex Corp.
           (Computerized imaging systems)                      450,000
   54,900  Viewlogic Systems Inc
           (Computer-aided engineering software)               823,500
                                                             2,518,975
TRANSPORTATION & SERVICES - 4.79%
   34,000  Halter Marine Group, Inc.
           (Ship builder)                                      799,000
   32,700  Harper Group Inc.
           (Freight forwarding and
            logistics services)                                907,425
   46,800  Sea Containers Ltd. Cl. A
           (Cargo containers, ferry
            services, port operations)                         936,000
    3,200  Sea Containers Ltd. Cl.B
           (Cargo containers, ferry
            services, port operations)                          63,600
                                                             2,706,025
TOTAL COMMON STOCKS - 91.19%                                51,525,158

                                                         MARKET VALUE
FACE AMOUNT     DESCRIPTION                               (NOTE 1-A)

REPURCHASE AGREEMENT - 8.99%
$5,080,000 UMB Bank, n.a.,
           4.90%, due June 2, 199
           (Collateralized by U.S.
           Treasury Notes, 5.00%
           due January 31, 1999)                             5,080,000

TOTAL INVESTMENTS - 100.18%                            $    56,605,158

Other assets less liabilities  -  (0.18%)                    (102,643)

TOTAL NET ASSETS - 100.00
  (equivalent to $22.48 per share;
  10,000,000 shares of $1.00 par
  value capital shares authorized;
  2,513,093 shares outstanding)                        $    56,502,515

STATEMENT OF ASSETS
AND LIABILITIES
May 31, 1997 (unaudited)

ASSETS:
  Investments in securities
  Common stocks, at market value
  (identified cost $36,456,950)                        $    51,525,158
  Repurchase agreement, at cost - approximates
  market value                                               5,080,000
      Total investments                                     56,605,158

  Dividends receivable                                          49,341
      Total assets                                          56,654,499

LIABILITIES AND NET ASSETS
  Cash overdraft                                                 9,066
  Payable for investments purchased                            142,918
       Total liabilities                                       151,984
NET ASSETS                                             $    56,502,515

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)          $    39,710,474
  Accumulated undistributed income:
    Undistributed net investment income                        281,213
    Undistributed net realized gain on investment
     transactions                                            1,442,620
  Net unrealized appreciation in value of investment        15,068,208
NET ASSETS APPLICABLE TO OUTSTANDING SHARES            $    56,502,515

Capital shares, $1.00 par value
  Authorized                                                10,000,000

  Outstanding                                                2,513,093

NET ASSET VALUE PER SHARE                              $         22.48

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME
  Income                                               $       368,597
    Dividends                                                   75,194
    Interest                                                   443,791

  Expenses (Note 2):
    Management fees                                            323,033
    Registration fees and expenses                              10,928
							       333,961

       Net investment income (Note 1-B)                        109,830

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions
   (excluding maturities of
    short-term commercial notes and
    repurchase agreements)
    Proceeds from sales of investments                       6,942,755
    Cost of investments sold                                 5,534,594
      Net realized gain from investment transactions         1,408,161
  Unrealized appreciation of investments
    Beginning of period                                      9,890,157
    End of period                                           15,068,208
      Unrealized appreciation of investments
       during the period                                     5,178,051
      Net gain on investments                                6,586,212
      Increase in net assets resulting
       from operations                                 $     6,696,042


See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                       Six Months
                                                       Ended                    Year Ended
                                                       May 31, 1997             November 30,
                                                       (unaudited)              1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                $       109,830         $       241,392
  Net realized gain from investment transactions             1,408,161               6,248,431
  Unrealized appreciation of investments
   during the period                                         5,178,051               3,145,353
    Net increase in net assets resulting
     from operations                                         6,696,042               9,635,176
Net equalization included in the price of shares
   issued and redeemed                                          78,432                (18,693)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                      (235,237)               (112,539)
  Net realized gain from investment transaction            (6,250,807)             (1,939,754)
    Total distributions to shareholders                    (6,486,044)             (2,052,293)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                 14,969,174              28,398,216
  Net asset value of shares issued for
   reinvestment of distributions                             6,305,766               1,979,884
							    21,274,940              30,378,100
  Cost of shares repurchased                              (10,687,824)            (32,757,917)
       Net increase (decrease) from capital share
        transactions                                        10,587,116             (2,379,817)
         Total increase in net assets                       10,875,546               5,184,373
NET ASSETS:
  Beginning of period                                       45,626,969              40,442,596
  End of period (including undistributed net
   investment income of $281,213 and $328,188,
   respectively)                                       $    56,502,515         $    45,626,969

*Shares issued and repurchased:
   Number of shares sold                                       712,828               1,397,917
   Number of shares issued for reinvestment
    of distributions                                           310,782                 108,013
							     1,023,610               1,505,930
   Number of shares repurchased                              (516,268)             (1,607,627)
         Net increase (decrease)                               507,342               (101,697)

**Distributions to shareholders:
    Income dividends per share                         $         .1124         $          .055
    Capital gains distribution per share               $        2.9876         $          .948

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation - Common stocks traded on a national securities exchange are valued at the latest sales price, or if no sale was reported on that date, the mean between the closing bid and asked price is used. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices.

B. Federal and State Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

C. Equalization - The Fund uses the accounting practice of equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees are paid to Jones & Babson, Inc. at the rate of 1.5% per annum of the average daily net asset value of the Fund up to $30,000,000 and 1% per annum of net assets in excess of that amount. Such fees are paid for services which include administration, and all other operating expenses of the Fund except the cost of acquiring and disposing of port-folio securities, the taxes, if any, imposed directly on the Fund and its shares and the cost of qualifying the Fund's shares for sale in any jurisdiction. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the period ended May 31, 1997 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
	Purchases                                        $ 7,767,676
	Proceeds from sales                                6,942,755


This report has been prepared for the information of the Shareholders of Babson Enterprise Fund II, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS

Larry D. Armel
Francis C. Rood
William H. Russell
H. David Rybolt

OFFICERS
Larry D. Armel
  President
P. Bradley Adams
  Vice President & Treasurer
Elizabeth L. Allwood
  Vice President
Michael A. Brummel
  Vice President
Martin A. Cramer
  Vice President & Secretary
Constance E. Martin
  Vice President
Lance F. James
  Vice President - Portfolio
Peter C. Schliemann
  Vice President - Portfolio


INVESTMENT COUNSEL
David L. Babson & Co. Inc.
Cambridge, Massachusetts

INDEPENDENT AUDITORS
Ernst & Young, LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
Philadelphia, Pennsylvania

John G. Dyer
Kansas City, Missouri

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri


Equities

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com